Income Taxes - Summary of Deferred Tax Expense Charged (Credited) to Income Statement (Detail) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Income Taxes [line items]
Deferred tax expense (income) relating to origination and reversal of temporary differences	CAD 444	CAD 42
Deferred tax expense (income) relating to origination and reversal of temporary differences	439	50
Net operating loss carryforwards [member]
Disclosure of Income Taxes [line items]
Deferred tax expense (income) relating to origination and reversal of temporary differences	133	(154)
Capital allowances in excess of depreciation [member]
Disclosure of Income Taxes [line items]
Deferred tax expense (income) relating to origination and reversal of temporary differences	775	311
Decommissioning and restoration provisions [member]
Disclosure of Income Taxes [line items]
Deferred tax expense (income) relating to origination and reversal of temporary differences	(393)	(212)
U.S. alternative minimum tax credits [member]
Disclosure of Income Taxes [line items]
Deferred tax expense (income) relating to origination and reversal of temporary differences	(31)	(9)
Unrealized foreign exchange [member]
Disclosure of Income Taxes [line items]
Deferred tax expense (income) relating to origination and reversal of temporary differences	89	113
Withholding taxes [member]
Disclosure of Income Taxes [line items]
Deferred tax expense (income) relating to origination and reversal of temporary differences	(10)	4
Retirement benefit plans [member]
Disclosure of Income Taxes [line items]
Deferred tax expense (income) relating to origination and reversal of temporary differences	4	2
Other temporary differences [member]
Disclosure of Income Taxes [line items]
Deferred tax expense (income) relating to origination and reversal of temporary differences	CAD (128)	CAD (5)